Consolidated Statements of Cash Flow - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net income		$ 3,288	$ 3,614
Adjustments for the following items:
Depreciation		2,102	2,208
Finance costs (note 14)		390	364
Net impairment reversals (note 10)		(63)	(269)
Income tax expense (note 12)		1,344	1,332
Income from investment in equity investees (note 16)		(446)	(288)
Loss on currency translation		29	50
Gain on sale of non-current assets (note 9)		(213)	(180)
Change in working capital (note 15)		(273)	(211)
Other operating activities (note 15)		(203)	(190)
Operating cash flows before interest and income taxes		5,955	6,430
Interest paid		(303)	(295)
Income taxes paid	[1]	(1,274)	(718)
Net cash provided by operating activities		4,378	5,417
INVESTING ACTIVITIES
Capital expenditures (note 5)		(2,435)	(2,054)
Sales proceeds		35	45
Divestitures (note 4)		27	283
Proceeds from sales of investments other than investments accounted for using equity method			220
Purchase of investments other than investments accounted for using equity method		(46)
Dividends received from equity method investments		520	141
Shareholder loan repayments from equity method investments		2	79
Net cash used in investing activities		(1,897)	(1,286)
FINANCING ACTIVITIES
Lease repayments		(20)	(26)
Debt repayments		(7)	(353)
Dividends (note 31)		(634)	(547)
Return of capital (note 31)		(750)	0
Funding from non-controlling interests (note 32)		12	11
Disbursements to non-controlling interests (note 32)		(1,104)	(1,367)
Other financing activities (note 15)		115	28
Net cash used in financing activities		(2,388)	(2,254)
Effect of exchange rate changes on cash and equivalents		(1)	(3)
Net increase (decrease) in cash and equivalents		92	1,874
Cash and equivalents at beginning of year (note 25a)		5,188	3,314
Cash and equivalents at the end of year		$ 5,280	$ 5,188

[1]	Income taxes paid excludes $69 million (2020: $203 million) of income taxes payable that were settled against offsetting VAT receivables.